UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Ariel Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXOAX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Ariel Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Ariel Mid Cap Value Fund (Institutional Class/MXOAX)	$70.00	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$110M
Total number of portfolio holdings	45
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Ariel Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMCX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Ariel Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Ariel Mid Cap Value Fund (Investor Class/MXMCX)	$105.00	1.05%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$110M
Total number of portfolio holdings	45
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Northern Trust Corp	4.45%
Goldman Sachs Group Inc	4.25%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.98%
Core Laboratories Inc	3.23%
Mattel Inc	3.23%
Charles River Laboratories International Inc	3.12%
Generac Holdings Inc	3.07%
CarMax Inc	3.04%
Labcorp Holdings Inc	2.90%
Interpublic Group of Cos Inc	2.89%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKJX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$80.00	0.80%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$622M
Total number of portfolio holdings	196
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMVX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$115.00	1.15%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$622M
Total number of portfolio holdings	196
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
AMETEK Inc	1.29%
DR Horton Inc	1.28%
Biogen Inc	1.18%
IQVIA Holdings Inc	1.17%
Xcel Energy Inc	1.17%
Westinghouse Air Brake Technologies Corp	1.15%
Otis Worldwide Corp	1.15%
AvalonBay Communities Inc REIT	1.14%
Synchrony Financial	1.10%
Devon Energy Corp	1.08%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXBUX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)	$80.00	0.80%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNZX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)	$18.00	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMDX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)	$55.00	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,391M
Total number of portfolio holdings	406
Total advisory fee paid	$1.0M
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.29%	1.13%
Pure Storage Inc Class A	0.73%
Carlisle Cos Inc	0.71%
Williams-Sonoma Inc	0.67%
EMCOR Group Inc	0.64%
Lennox International Inc	0.64%
Illumina Inc	0.61%
Reliance Inc	0.61%
BioMarin Pharmaceutical Inc	0.58%
Manhattan Associates Inc	0.57%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXYKX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$66.00	0.66%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,877M
Total number of portfolio holdings	123
Total advisory fee paid	$5.9M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$102.00	1.02%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,877M
Total number of portfolio holdings	123
Total advisory fee paid	$5.9M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	2.93%
Microchip Technology Inc	2.82%
Hologic Inc	2.73%
Trade Desk Inc Class A	2.43%
Teleflex Inc	2.08%
Domino's Pizza Inc	2.05%
Agilent Technologies Inc	2.00%
Textron Inc	1.92%
Ball Corp	1.76%
PTC Inc	1.70%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund
Institutional Class Ticker / MXOAX	Institutional Class Ticker / MXKJX
Investor Class Ticker / MXMCX	Investor Class Ticker / MXMVX
Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker / MXNZX	Institutional Class Ticker / MXYKX
Investor Class Ticker / MXMDX	Investor Class Ticker / MXMGX
Class L Ticker / MXBUX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.31%
74,662	Axalta Coating Systems Ltd(a)	$ 2,551,201
Communications — 4.80%
111,013	Interpublic Group of Cos Inc	3,229,368
70,021	Paramount Global Class B	727,518
38,032	Sphere Entertainment Co(a)	1,333,402
		5,290,288
Consumer, Cyclical — 20.52%
52,321	BorgWarner Inc	1,686,829
46,350	CarMax Inc(a)	3,399,309
68,723	Gentex Corp	2,316,652
59,951	Madison Square Garden Entertainment Corp(a)	2,052,123
16,012	Madison Square Garden Sports Corp(a)	3,012,338
110,916	Manchester United PLC Class A(a)(b)	1,790,184
222,457	Mattel Inc(a)	3,617,151
87,550	Resideo Technologies Inc(a)	1,712,478
8,395	Vail Resorts Inc	1,512,191
126,238	Walgreens Boots Alliance Inc	1,526,849
		22,626,104
Consumer, Non-Cyclical — 16.01%
269,477	ADT Inc	2,048,025
5,825	Bio-Rad Laboratories Inc Class A(a)	1,590,866
16,891	Charles River Laboratories International Inc(a)	3,489,343
103,014	Envista Holdings Corp(a)	1,713,123
17,683	J M Smucker Co	1,928,154
15,953	Labcorp Holdings Inc	3,246,595
32,194	Molson Coors Beverage Co Class B	1,636,421
18,494	Zimmer Biomet Holdings Inc	2,007,154
		17,659,681
Energy — 5.49%
178,364	Core Laboratories Inc	3,619,005
127,997	NOV Inc	2,433,223
		6,052,228
Financial — 29.85%
33,406	Aflac Inc	2,983,490
Shares		Fair Value
Financial — (continued)
27,020	BOK Financial Corp	$ 2,476,113
70,123	Carlyle Group Inc	2,815,438
27,212	CBRE Group Inc Class A(a)	2,424,861
37,603	Charles Schwab Corp	2,770,965
41,049	First American Financial Corp	2,214,594
10,521	Goldman Sachs Group Inc	4,758,859
11,417	Jones Lang LaSalle Inc(a)	2,343,682
20,553	KKR & Co Inc	2,162,998
78,209	Lazard Inc	2,986,019
59,278	Northern Trust Corp	4,978,166
		32,915,185
Industrial — 18.50%
25,962	Generac Holdings Inc(a)	3,432,696
114,072	Kennametal Inc(b)	2,685,255
15,711	Keysight Technologies Inc(a)	2,148,479
166,036	Knowles Corp(a)	2,865,781
8,642	Littelfuse Inc	2,208,809
8,866	Middleby Corp(a)	1,087,060
23,754	nVent Electric PLC	1,819,794
33,827	Stanley Black & Decker Inc	2,702,439
24,988	Stericycle Inc(a)	1,452,553
		20,402,866
TOTAL COMMON STOCK — 97.48% (Cost $114,631,214)		$107,497,553
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,450,739	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	4,450,739
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.04% (Cost $4,450,739)		$4,450,739
TOTAL INVESTMENTS — 101.52% (Cost $119,081,953)		$111,948,292
OTHER ASSETS & LIABILITIES, NET — (1.52)%		$(1,677,913)
TOTAL NET ASSETS — 100.00%		$110,270,379

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.57%
4,456	Air Products & Chemicals Inc	$ 1,149,871
7,337	ATI Inc(a)	406,837
155,194	Axalta Coating Systems Ltd(a)	5,302,979
36,614	Cleveland-Cliffs Inc(a)	563,489
180,727	Huntsman Corp	4,115,154
17,191	International Flavors & Fragrances Inc	1,636,755
9,220	NewMarket Corp	4,753,555
16,745	Olin Corp	789,527
34,106	Royal Gold Inc	4,268,707
50,239	RPM International Inc	5,409,735
		28,396,609
Communications — 5.99%
131,165	Corning Inc	5,095,760
32,169	Frontier Communications Parent Inc(a)	842,184
79,169	Liberty Broadband Corp Class C(a)	4,340,045
63,432	Maplebear Inc(a)	2,038,705
6,465	Netflix Inc(a)	4,363,099
141,493	News Corp Class A	3,900,962
292,185	Paramount Global Class B	3,035,802
268,159	Robinhood Markets Inc Class A(a)	6,089,891
34,275	VeriSign Inc(a)	6,094,095
190,585	Warner Bros Discovery Inc(a)	1,417,952
		37,218,495
Consumer, Cyclical — 12.91%
20,538	Advance Auto Parts Inc	1,300,672
44,885	Aptiv PLC(a)	3,160,802
30,865	Bath & Body Works Inc	1,205,278
26,343	Birkenstock Holding PLC(a)	1,433,323
90,335	BorgWarner Inc	2,912,400
63,243	CarMax Inc(a)	4,638,241
318,647	Carnival Corp(a)	5,965,072
2,897	Carvana Co(a)	372,902
10,554	Casey's General Stores Inc	4,026,984
14,616	Columbia Sportswear Co	1,155,833
110	Deckers Outdoor Corp(a)	106,475
17,331	Delta Air Lines Inc	822,183
56,011	DR Horton Inc	7,893,630
19,227	Ferguson PLC	3,723,308
265,435	Ford Motor Co	3,328,555
18,227	GameStop Corp Class A(a)	450,025
25,094	Kohl's Corp	576,911
42,628	Lear Corp	4,868,544
60,748	Macy's Inc	1,166,362
149,137	Mattel Inc(a)	2,424,968
86,000	MGM Resorts International(a)	3,821,840
17,452	Penske Automotive Group Inc	2,600,697
13,637	PulteGroup Inc	1,501,434
26,160	Ralph Lauren Corp	4,579,570
15,504	Ross Stores Inc	2,253,041
2,833	SharkNinja Inc	212,900
Shares		Fair Value
Consumer, Cyclical — (continued)
3,223	SiteOne Landscape Supply Inc(a)	$ 391,304
32,951	Skechers USA Inc Class A(a)	2,277,573
31,705	Target Corp	4,693,608
4,005	Thor Industries Inc	374,267
46,563	Toll Brothers Inc	5,363,126
7,599	Wynn Resorts Ltd	680,111
		80,281,939
Consumer, Non-Cyclical — 13.21%
16,799	Albertsons Cos Inc Class A	331,780
31,227	Biogen Inc(a)	7,239,043
8,592	Boston Beer Co Inc Class A(a)	2,620,990
4,118	Bright Horizons Family Solutions Inc(a)	453,309
139,545	Darling Ingredients Inc(a)	5,128,279
20,698	Elanco Animal Health Inc(a)	298,672
66,556	Encompass Health Corp	5,709,839
59,739	Envista Holdings Corp(a)	993,460
8,612	Euronet Worldwide Inc(a)	891,342
97,474	Flowers Foods Inc	2,163,923
24,899	FTI Consulting Inc(a)	5,366,481
29,456	General Mills Inc	1,863,387
64,550	Gilead Sciences Inc	4,428,776
32,696	H&R Block Inc	1,773,104
34,068	IQVIA Holdings Inc(a)	7,203,338
10,472	J M Smucker Co	1,141,867
10,252	Medpace Holdings Inc(a)	4,222,286
4,068	Moderna Inc(a)	483,075
7,132	Molson Coors Beverage Co Class B	362,520
4,298	Penumbra Inc(a)	773,511
13,792	Performance Food Group Co(a)	911,789
166,274	Pfizer Inc	4,652,346
45,414	Quest Diagnostics Inc	6,216,268
3,685	Repligen Corp(a)	464,531
8,662	Service Corp International	616,128
19,230	Teleflex Inc	4,044,646
40,102	Tenet Healthcare Corp(a)	5,334,769
31,455	Universal Health Services Inc Class B	5,816,973
7,184	Viking Therapeutics Inc(a)	380,824
2,106	Zimmer Biomet Holdings Inc	228,564
		82,115,820
Energy — 5.08%
364,124	Antero Midstream Corp	5,367,188
57,162	Antero Resources Corp(a)	1,865,196
39,647	ConocoPhillips	4,534,824
140,042	Devon Energy Corp	6,637,991
248,921	Kinder Morgan Inc	4,946,060
122,968	NOV Inc	2,337,622
225,654	TechnipFMC PLC	5,900,852
		31,589,733

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — 27.30%
26,326	Alexandria Real Estate Equities Inc REIT	$ 3,079,352
14,774	Allstate Corp	2,358,817
139,446	Ally Financial Inc	5,531,823
9,726	American Financial Group Inc	1,196,493
32,804	Annaly Capital Management Inc REIT	625,244
33,845	AvalonBay Communities Inc REIT	7,002,192
5,161	Axis Capital Holdings Ltd	364,625
28,961	Bank of New York Mellon Corp	1,734,474
12,179	Berkshire Hathaway Inc Class B(a)	4,954,417
56,284	Camden Property Trust REIT	6,141,147
57,181	Citigroup Inc	3,628,706
23,791	CME Group Inc	4,677,311
44,999	CNA Financial Corp	2,073,104
3,795	Coinbase Global Inc Class A(a)	843,363
193,945	Cousins Properties Inc REIT	4,489,827
23,943	Cullen/Frost Bankers Inc	2,433,327
7,921	EastGroup Properties Inc REIT	1,347,362
12,001	Equitable Holdings Inc	490,361
71,156	Equity Residential REIT	4,933,957
24,272	Extra Space Storage Inc REIT	3,772,112
37,040	First American Financial Corp	1,998,308
3,635	First Citizens BancShares Inc Class A	6,119,922
101,724	First Industrial Realty Trust Inc REIT	4,832,907
165,522	FNB Corp	2,264,341
110,176	Franklin Resources Inc	2,462,434
151,188	Healthpeak Properties Inc REIT	2,963,285
189,408	Host Hotels & Resorts Inc REIT	3,405,556
261,666	Huntington Bancshares Inc	3,448,758
26,227	Mid-America Apartment Communities Inc REIT	3,740,232
33,732	Morgan Stanley	3,278,413
120,826	NNN Inc REIT	5,147,187
51,010	Northern Trust Corp	4,283,820
167,873	Omega Healthcare Investors Inc REIT	5,749,650
317,246	Park Hotels & Resorts Inc REIT	4,752,345
49,584	Principal Financial Group Inc	3,889,865
34,246	Prosperity Bancshares Inc	2,093,801
10,144	Reinsurance Group of America Inc	2,082,259
72,524	Rexford Industrial Realty Inc REIT	3,233,845
1,670	SBA Communications Corp REIT	327,821
86,684	State Street Corp	6,414,616
56,242	Stifel Financial Corp	4,732,764
143,241	Synchrony Financial	6,759,543
21,567	Travelers Cos Inc	4,385,434
92,678	UDR Inc REIT	3,813,700
35,790	Unum Group	1,829,227
77,348	Ventas Inc REIT	3,964,858
Shares		Fair Value
Financial — (continued)
61,612	Voya Financial Inc	$ 4,383,694
72,258	W R Berkley Corp	5,678,033
		169,714,632
Industrial — 18.79%
4,495	A O Smith Corp	367,601
35,175	AECOM	3,100,325
47,580	AMETEK Inc	7,932,062
92,067	Ball Corp	5,525,861
71,499	Carrier Global Corp	4,510,157
22,477	Clean Harbors Inc(a)	5,083,173
23,878	Crown Holdings Inc	1,776,284
20,941	Curtiss-Wright Corp	5,674,592
2,755	Eaton Corp PLC	863,830
15,299	Expeditors International of Washington Inc	1,909,162
77,567	Flowserve Corp	3,730,973
21,972	Gates Industrial Corp PLC(a)	347,377
24,849	Howmet Aerospace Inc	1,929,028
42,276	Jabil Inc	4,599,206
19,632	JB Hunt Transport Services Inc	3,141,120
1,518	Landstar System Inc	280,041
3,274	Littelfuse Inc	836,802
51,934	MasTec Inc(a)	5,556,419
8,586	Northrop Grumman Corp	3,743,067
55,385	nVent Electric PLC	4,243,045
73,275	Otis Worldwide Corp	7,053,451
33,327	Packaging Corp of America	6,084,177
10,148	Parker-Hannifin Corp	5,132,960
26,247	Pentair PLC	2,012,358
7,550	RBC Bearings Inc(a)	2,036,839
336	Saia Inc(a)	159,361
17,509	Snap-on Inc	4,576,678
2,012	Tetra Tech Inc	411,414
50,388	Textron Inc	4,326,314
22,763	Timken Co	1,823,999
2,216	Trane Technologies PLC	728,909
34,247	United Parcel Service Inc Class B	4,686,702
44,726	Westinghouse Air Brake Technologies Corp	7,068,944
31,926	Woodward Inc	5,567,256
		116,819,487
Technology — 5.97%
24,460	Apple Inc	5,151,765
841	CACI International Inc Class A(a)	361,739
9,875	Crowdstrike Holdings Inc Class A(a)	3,784,001
30,940	Fiserv Inc(a)	4,611,297
158,819	Genpact Ltd	5,112,383
539	HubSpot Inc(a)	317,897
15,553	International Business Machines Corp	2,689,891
3,013	KBR Inc	193,254
1,635	KLA Corp	1,348,074
11,621	Kyndryl Holdings Inc(a)	305,749

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
917	MicroStrategy Inc Class A(a)	$ 1,263,149
36,783	Nutanix Inc Class A(a)	2,091,114
4,681	ON Semiconductor Corp(a)	320,883
60,807	Skyworks Solutions Inc	6,480,810
4,527	Texas Instruments Inc	880,637
66,510	Unity Software Inc(a)	1,081,453
18,556	Zoom Video Communications Inc Class A(a)	1,098,330
		37,092,426
Utilities — 5.17%
54,674	Atmos Energy Corp	6,377,722
9,007	CenterPoint Energy Inc	279,037
97,706	CMS Energy Corp	5,816,438
108,145	Eversource Energy	6,132,903
Shares		Fair Value
Utilities — (continued)
72,293	OGE Energy Corp	$ 2,580,860
215,414	PG&E Corp	3,761,128
134,743	Xcel Energy Inc	7,196,624
		32,144,712
TOTAL COMMON STOCK — 98.99% (Cost $578,701,112)		$615,373,853
TOTAL INVESTMENTS — 98.99% (Cost $578,701,112)		$615,373,853
OTHER ASSETS & LIABILITIES, NET — 1.01%		$6,294,864
TOTAL NET ASSETS — 100.00%		$621,668,717

(a)	Non-income producing security.
REIT	Real Estate Investment Trust
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	1	USD	296	Sep 2024	$(1,084)
				Net Depreciation	$(1,084)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.12%
91,032	Alcoa Corp	$ 3,621,253
521,155	Arcadium Lithium PLC(a)(b)	1,751,081
25,552	Ashland Inc	2,414,408
46,578	Avient Corp	2,033,130
112,282	Axalta Coating Systems Ltd(a)	3,836,676
28,274	Cabot Corp	2,598,098
75,712	Chemours Co	1,708,820
247,138	Cleveland-Cliffs Inc(a)	3,803,454
59,816	Commercial Metals Co	3,289,282
74,324	MP Materials Corp(a)(b)	946,144
3,563	NewMarket Corp	1,836,976
61,778	Olin Corp	2,912,832
29,785	Reliance Inc	8,506,596
33,469	Royal Gold Inc	4,188,980
66,959	RPM International Inc	7,210,145
114,054	United States Steel Corp	4,311,241
16,339	Westlake Corp	2,366,214
		57,335,330
Communications — 1.27%
74,187	Ciena Corp(a)	3,574,330
112,831	Frontier Communications Parent Inc(a)	2,953,915
63,729	Iridium Communications Inc	1,696,466
83,605	New York Times Co Class A	4,281,412
15,663	Nexstar Media Group Inc	2,600,215
90,484	TEGNA Inc	1,261,347
23,455	Ziff Davis Inc(a)	1,291,198
		17,658,883
Consumer, Cyclical — 15.56%
45,754	Adient PLC(a)	1,130,581
133,837	Aramark	4,553,135
37,469	Autoliv Inc	4,008,808
12,399	AutoNation Inc(a)	1,976,153
68,255	BJ's Wholesale Club Holdings Inc(a)	5,995,519
35,573	Boyd Gaming Corp	1,960,072
35,153	Brunswick Corp	2,558,084
32,739	Burlington Stores Inc(a)	7,857,360
59,539	Capri Holdings Ltd(a)	1,969,550
19,010	Carter's Inc	1,178,050
18,915	Casey's General Stores Inc	7,217,207
12,607	Choice Hotels International Inc(b)	1,500,233
34,594	Churchill Downs Inc	4,829,322
17,623	Columbia Sportswear Co	1,393,627
89,315	Core & Main Inc Class A(a)	4,371,076
30,967	Crocs Inc(a)	4,519,324
29,749	Dick's Sporting Goods Inc	6,391,573
30,346	Dolby Laboratories Inc Class A	2,404,314
18,867	FirstCash Holdings Inc	1,978,771
28,001	Five Below Inc(a)	3,051,269
55,498	Floor & Decor Holdings Inc Class A(a)(b)	5,517,056
Shares		Fair Value
Consumer, Cyclical — (continued)
136,778	GameStop Corp Class A(a)	$ 3,377,049
109,706	Gap Inc	2,620,876
118,852	Gentex Corp	4,006,501
142,730	Goodyear Tire & Rubber Co(a)	1,619,986
64,643	Harley-Davidson Inc	2,168,126
36,286	Hilton Grand Vacations Inc(a)	1,467,043
23,625	Hyatt Hotels Corp Class A	3,589,110
37,484	KB Home	2,630,627
29,019	Lear Corp	3,314,260
46,003	Light & Wonder Inc(a)	4,824,795
14,027	Lithia Motors Inc	3,541,116
139,793	Macy's Inc	2,684,026
16,847	Marriott Vacations Worldwide Corp	1,471,080
180,170	Mattel Inc(a)	2,929,564
23,301	MSC Industrial Direct Co Inc Class A	1,848,002
9,678	Murphy USA Inc	4,543,434
49,679	Nordstrom Inc	1,054,188
31,415	Ollie's Bargain Outlet Holdings Inc(a)	3,084,011
9,907	Penske Automotive Group Inc	1,476,341
45,509	Planet Fitness Inc Class A(a)	3,349,007
27,076	Polaris Inc	2,120,322
29,352	PVH Corp	3,107,496
7,865	RH(a)	1,922,521
21,176	Scotts Miracle-Gro Co	1,377,711
68,311	Skechers USA Inc Class A(a)	4,721,656
54,805	Taylor Morrison Home Corp(a)	3,038,389
90,414	Tempur Sealy International Inc	4,280,199
34,077	Texas Roadhouse Inc	5,851,362
27,197	Thor Industries Inc	2,541,560
30,827	TKO Group Holdings Inc	3,329,008
54,283	Toll Brothers Inc	6,252,316
36,636	Travel + Leisure Co	1,647,887
96,608	Under Armour Inc Class A(a)	644,375
93,224	Under Armour Inc Class C(a)(b)	608,753
19,302	Vail Resorts Inc	3,476,869
14,087	Visteon Corp(a)	1,503,083
71,684	Warner Music Group Corp Class A	2,197,114
16,242	Watsco Inc	7,523,944
84,292	Wendy's Co	1,429,592
22,420	WESCO International Inc	3,554,019
28,326	Whirlpool Corp	2,894,917
33,287	Williams-Sonoma Inc	9,399,250
15,010	Wingstop Inc	6,344,127
42,315	Wyndham Hotels & Resorts Inc	3,131,310
44,121	YETI Holdings Inc(a)	1,683,216
		216,541,222
Consumer, Non-Cyclical — 16.25%
47,036	Acadia Healthcare Co Inc(a)	3,176,811

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,548	Amedisys Inc(a)	$ 1,519,106
63,960	Arrowhead Pharmaceuticals Inc(a)	1,662,320
9,765	Avis Budget Group Inc	1,020,638
28,841	Azenta Inc(a)	1,517,613
66,808	BellRing Brands Inc(a)	3,817,409
97,660	BioMarin Pharmaceutical Inc(a)	8,040,348
4,852	Boston Beer Co Inc Class A(a)	1,480,103
22,979	Brink's Co	2,353,050
50,380	Bruker Corp	3,214,748
77,300	Celsius Holdings Inc(a)	4,413,057
7,924	Chemed Corp	4,299,404
2,396	Coca-Cola Consolidated Inc	2,599,660
191,846	Coty Inc Class A(a)	1,922,297
59,374	Cytokinetics Inc(a)	3,216,883
80,666	Darling Ingredients Inc(a)	2,964,476
108,614	DENTSPLY SIRONA Inc	2,705,575
28,397	elf Beauty Inc(a)	5,983,816
52,729	Encompass Health Corp	4,523,621
25,360	Enovis Corp(a)	1,146,272
86,175	Envista Holdings Corp(a)	1,433,090
22,349	Euronet Worldwide Inc(a)	2,313,122
148,389	Exelixis Inc(a)	3,334,301
97,993	Flowers Foods Inc	2,175,445
18,388	FTI Consulting Inc(a)	3,963,166
58,891	Globus Medical Inc Class A(a)	4,033,445
1,844	Graham Holdings Co Class B	1,289,970
15,167	Grand Canyon Education Inc(a)	2,122,015
60,525	GXO Logistics Inc(a)	3,056,512
70,986	H&R Block Inc	3,849,571
25,904	Haemonetics Corp(a)	2,143,038
64,616	Halozyme Therapeutics Inc(a)	3,383,294
43,801	HealthEquity Inc(a)	3,775,646
12,112	Helen of Troy Ltd(a)	1,123,267
81,712	Illumina Inc(a)	8,529,109
34,408	Ingredion Inc	3,946,598
18,069	Insperity Inc	1,648,073
32,136	Jazz Pharmaceuticals PLC(a)	3,429,875
10,438	Lancaster Colony Corp	1,972,469
34,934	Lantheus Holdings Inc(a)	2,804,851
27,071	LivaNova PLC(a)	1,484,032
25,207	ManpowerGroup Inc	1,759,449
22,639	Masimo Corp(a)	2,851,156
12,249	Medpace Holdings Inc(a)	5,044,751
13,285	Morningstar Inc	3,930,367
101,834	Neogen Corp(a)	1,591,665
51,767	Neurocrine Biosciences Inc(a)	7,126,763
90,562	Option Care Health Inc(a)	2,508,567
21,989	Paylocity Holding Corp(a)	2,899,250
20,338	Penumbra Inc(a)	3,660,230
79,284	Performance Food Group Co(a)	5,241,465
69,116	Perrigo Co PLC	1,774,899
20,532	Pilgrim's Pride Corp(a)	790,277
25,689	Post Holdings Inc(a)	2,675,766
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,453	Progyny Inc(a)	$ 1,214,580
25,220	QuidelOrtho Corp(a)	837,808
100,520	R1 RCM Inc(a)	1,262,531
94,268	RB Global Inc	7,198,304
27,314	Repligen Corp(a)	3,443,203
173,401	Roivant Sciences Ltd(a)(b)	1,832,849
48,172	Sarepta Therapeutics Inc(a)	7,611,176
75,410	Service Corp International	5,363,913
63,428	Sotera Health Co(a)	752,890
51,946	Sprouts Farmers Market Inc(a)	4,345,802
50,708	Tenet Healthcare Corp(a)	6,745,685
23,039	United Therapeutics Corp(a)	7,339,073
117,894	US Foods Holding Corp(a)	6,246,024
66,128	Valvoline Inc(a)	2,856,730
21,704	WEX Inc(a)	3,844,647
		226,137,916
Energy — 5.90%
173,725	Antero Midstream Corp	2,560,707
148,254	Antero Resources Corp(a)	4,837,528
97,473	ChampionX Corp	3,237,078
58,297	Chesapeake Energy Corp	4,791,431
32,203	Chord Energy Corp	5,399,799
48,231	Civitas Resources Inc	3,327,939
78,167	CNX Resources Corp(a)	1,899,458
49,462	DT Midstream Inc	3,513,286
220,990	Equitrans Midstream Corp	2,868,450
77,614	HF Sinclair Corp	4,139,931
58,677	Matador Resources Co	3,497,149
73,991	Murphy Oil Corp	3,051,389
208,276	NOV Inc	3,959,327
128,801	Ovintiv Inc	6,036,903
55,473	PBF Energy Inc Class A	2,552,867
265,620	Permian Resources Corp	4,289,763
126,978	Range Resources Corp	4,257,572
562,025	Southwestern Energy Co(a)	3,782,428
9,521	Texas Pacific Land Corp(b)	6,990,985
32,026	Valaris Ltd(a)	2,385,937
38,022	Weatherford International PLC(a)	4,655,794
		82,035,721
Financial — 22.05%
16,349	Affiliated Managers Group Inc	2,554,204
51,171	Agree Realty Corp REIT	3,169,532
141,979	Ally Financial Inc	5,632,307
34,329	American Financial Group Inc	4,223,154
166,064	American Homes 4 Rent Class A REIT	6,170,938
254,917	Annaly Capital Management Inc REIT	4,858,718
74,323	Apartment Income Corp REIT	2,907,516
74,783	Associated Banc-Corp	1,581,660
53,667	Bank OZK	2,200,347

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
33,112	Brighthouse Financial Inc(a)	$ 1,435,074
153,323	Brixmor Property Group Inc REIT	3,540,228
93,171	Cadence Bank	2,634,876
110,221	Carlyle Group Inc	4,425,373
54,466	CNO Financial Group Inc	1,509,798
106,468	Columbia Banking System Inc	2,117,649
60,782	Commerce Bancshares Inc	3,390,420
57,602	COPT Defense Properties REIT	1,441,778
78,605	Cousins Properties Inc REIT	1,819,706
114,732	CubeSmart REIT	5,182,444
32,624	Cullen/Frost Bankers Inc	3,315,577
71,902	East West Bancorp Inc	5,265,384
25,172	EastGroup Properties Inc REIT	4,281,757
38,099	EPR Properties REIT	1,599,396
158,597	Equitable Holdings Inc	6,480,273
97,294	Equity LifeStyle Properties Inc REIT	6,336,758
13,063	Erie Indemnity Co Class A	4,734,031
54,371	Essent Group Ltd	3,055,106
18,392	Evercore Inc Class A	3,833,445
41,888	Federated Hermes Inc	1,377,277
134,564	Fidelity National Financial Inc	6,650,153
52,629	First American Financial Corp	2,839,335
65,861	First Financial Bankshares Inc	1,944,875
283,756	First Horizon Corp	4,474,832
67,469	First Industrial Realty Trust Inc REIT	3,205,452
183,025	FNB Corp	2,503,782
139,323	Gaming & Leisure Properties Inc REIT	6,298,793
56,671	Glacier Bancorp Inc	2,114,962
44,011	Hancock Whitney Corp	2,105,046
18,261	Hanover Insurance Group Inc	2,290,660
194,948	Healthcare Realty Trust Inc REIT	3,212,743
95,596	Home BancShares Inc	2,290,480
26,700	Houlihan Lokey Inc	3,600,762
115,962	Independence Realty Trust Inc REIT	2,173,128
55,738	Interactive Brokers Group Inc Class A	6,833,479
27,022	International Bancshares Corp	1,545,929
67,597	Janus Henderson Group PLC	2,278,695
86,481	Jefferies Financial Group Inc	4,303,295
24,270	Jones Lang LaSalle Inc(a)	4,982,146
31,147	Kemper Corp	1,847,951
54,795	Kilroy Realty Corp REIT	1,707,960
11,229	Kinsale Capital Group Inc	4,326,309
111,901	Kite Realty Group Trust REIT	2,504,344
45,827	Lamar Advertising Co Class A REIT	5,477,701
138,009	MGIC Investment Corp	2,974,094
Shares		Fair Value
Financial — (continued)
35,982	National Storage Affiliates Trust REIT	$ 1,483,178
409,276	New York Community Bancorp Inc	1,317,869
96,382	NNN Inc REIT	4,105,873
159,855	Old National Bancorp	2,747,907
128,432	Old Republic International Corp	3,968,549
129,620	Omega Healthcare Investors Inc REIT	4,439,485
107,104	Park Hotels & Resorts Inc REIT	1,604,418
38,878	Pinnacle Financial Partners Inc	3,111,795
39,939	PotlatchDeltic Corp REIT	1,573,197
17,869	Primerica Inc	4,227,448
50,166	Prosperity Bancshares Inc	3,067,149
69,838	Rayonier Inc REIT	2,031,587
34,279	Reinsurance Group of America Inc	7,036,450
27,490	RenaissanceRe Holdings Ltd	6,144,290
113,649	Rexford Industrial Realty Inc REIT	5,067,608
20,485	RLI Corp	2,882,035
52,092	Ryan Specialty Holdings Inc	3,016,648
116,576	Sabra Health Care Inc REIT	1,795,270
51,079	SEI Investments Co	3,304,301
30,931	Selective Insurance Group Inc	2,902,256
112,366	SLM Corp	2,336,089
38,767	SouthState Corp	2,962,574
92,612	STAG Industrial Inc REIT	3,339,589
158,624	Starwood Property Trust Inc REIT	3,004,339
53,682	Stifel Financial Corp	4,517,340
74,285	Synovus Financial Corp	2,985,514
24,094	Texas Capital Bancshares Inc(a)	1,473,107
22,592	UMB Financial Corp	1,884,625
68,247	United Bankshares Inc	2,213,933
92,411	Unum Group	4,723,126
216,709	Valley National Bancorp	1,512,629
81,924	Vornado Realty Trust REIT	2,153,782
52,384	Voya Financial Inc	3,727,122
87,677	Webster Financial Corp	3,821,840
178,776	Western Union Co	2,184,643
31,234	Wintrust Financial Corp	3,078,423
113,907	WP Carey Inc REIT	6,270,579
75,564	Zions Bancorp NA	3,277,211
		306,855,410
Industrial — 22.54%
34,396	AAON Inc	3,000,707
15,566	Acuity Brands Inc	3,758,255
34,795	Advanced Drainage Systems Inc	5,580,770
70,869	AECOM	6,246,394
31,540	AGCO Corp	3,087,135

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
19,724	Applied Industrial Technologies Inc	$ 3,826,456
34,606	AptarGroup Inc	4,872,871
27,501	Arrow Electronics Inc(a)	3,321,021
46,092	Avnet Inc	2,373,277
21,003	Belden Inc	1,970,081
59,325	Berry Global Group Inc	3,491,276
46,660	BWX Technologies Inc	4,432,700
24,317	Carlisle Cos Inc	9,853,492
21,417	Chart Industries Inc(a)	3,091,330
25,673	Clean Harbors Inc(a)	5,805,949
87,619	Cognex Corp	4,097,064
69,429	Coherent Corp(a)	5,030,825
18,566	Comfort Systems USA Inc	5,646,292
25,024	Crane Co	3,627,980
60,987	Crown Holdings Inc	4,536,823
20,005	Curtiss-Wright Corp	5,420,955
61,277	Donaldson Co Inc	4,384,982
17,572	Eagle Materials Inc	3,821,207
24,360	EMCOR Group Inc	8,893,349
20,853	EnerSys	2,158,703
28,898	Esab Corp	2,728,838
25,821	Exponent Inc	2,456,094
69,238	Flowserve Corp	3,330,348
86,902	Fluor Corp(a)	3,784,582
64,065	Fortune Brands Innovations Inc	4,160,381
18,108	GATX Corp	2,396,775
87,750	Graco Inc	6,956,820
161,089	Graphic Packaging Holding Co	4,222,143
12,994	Greif Inc Class A	746,765
43,043	Hexcel Corp	2,688,035
42,879	ITT Inc	5,539,109
30,145	Kirby Corp(a)	3,609,261
28,853	Knife River Corp(a)	2,023,750
82,268	Knight-Swift Transportation Holdings Inc	4,106,818
18,335	Landstar System Inc	3,382,441
16,614	Lennox International Inc	8,888,158
29,012	Lincoln Electric Holdings Inc	5,472,824
12,702	Littelfuse Inc	3,246,504
32,736	Louisiana-Pacific Corp	2,695,155
30,830	MasTec Inc(a)	3,298,502
103,867	MDU Resources Group Inc	2,607,062
28,343	Middleby Corp(a)	3,475,135
18,847	MSA Safety Inc	3,537,393
63,727	NEXTracker Inc Class A(a)	2,987,522
18,265	Novanta Inc(a)	2,979,204
86,319	nVent Electric PLC	6,612,899
33,225	Oshkosh Corp	3,594,945
44,574	Owens Corning	7,743,395
14,786	RBC Bearings Inc(a)	3,988,967
34,675	Regal Rexnord Corp	4,688,753
22,606	Ryder System Inc	2,800,431
13,574	Saia Inc(a)	6,438,012
77,200	Sensata Technologies Holding PLC	2,886,508
41,303	Silgan Holdings Inc	1,748,356
Shares		Fair Value
Industrial — (continued)
21,765	Simpson Manufacturing Co Inc	$ 3,668,055
49,967	Sonoco Products Co	2,534,326
47,236	Stericycle Inc(a)	2,745,829
39,712	TD SYNNEX Corp	4,582,765
34,498	Terex Corp	1,891,870
27,918	Tetra Tech Inc	5,708,673
33,106	Timken Co	2,652,784
16,453	TopBuild Corp(a)	6,338,847
53,388	Toro Co	4,992,312
56,974	Trex Co Inc(a)	4,222,913
31,528	UFP Industries Inc	3,531,136
22,320	Universal Display Corp	4,692,780
10,655	Valmont Industries Inc	2,924,265
64,715	Vishay Intertechnology Inc	1,443,144
78,716	Vontier Corp	3,006,951
13,959	Watts Water Technologies Inc Class A	2,559,662
31,536	Woodward Inc	5,499,248
60,434	XPO Inc(a)	6,415,069
		313,562,408
Technology — 8.41%
37,012	Allegro MicroSystems Inc(a)	1,045,219
29,057	Altair Engineering Inc Class A(a)	2,849,910
52,153	Amkor Technology Inc	2,087,163
11,017	Appfolio Inc Class A(a)	2,694,428
24,075	ASGN Inc(a)	2,122,693
14,297	Aspen Technology Inc(a)	2,839,813
21,491	Blackbaud Inc(a)	1,636,969
11,363	CACI International Inc Class A(a)	4,887,567
27,511	Cirrus Logic Inc(a)	3,512,054
22,271	CommVault Systems Inc(a)	2,707,486
23,649	Concentrix Corp	1,496,509
24,568	Crane NXT Co	1,508,967
62,561	Doximity Inc Class A(a)	1,749,831
124,896	Dropbox Inc Class A(a)	2,806,413
19,018	Duolingo Inc(a)	3,968,486
125,289	Dynatrace Inc(a)	5,605,430
84,121	ExlService Holdings Inc(a)	2,638,035
84,229	Genpact Ltd	2,711,331
15,078	IPG Photonics Corp(a)	1,272,432
68,778	KBR Inc	4,411,421
117,367	Kyndryl Holdings Inc(a)	3,087,926
70,131	Lattice Semiconductor Corp(a)	4,066,897
34,528	Lumentum Holdings Inc(a)	1,758,166
27,936	MACOM Technology Solutions Holdings Inc(a)	3,114,026
32,038	Manhattan Associates Inc(a)	7,903,134
31,129	Maximus Inc	2,667,755
33,126	MKS Instruments Inc	4,325,593
25,651	Onto Innovation Inc(a)	5,631,934
29,278	Power Integrations Inc	2,055,023
158,210	Pure Storage Inc Class A(a)	10,158,664
18,762	Qualys Inc(a)	2,675,461

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
54,836	Rambus Inc(a)	$ 3,222,163
26,555	Science Applications International Corp	3,121,540
16,403	Silicon Laboratories Inc(a)	1,814,664
19,831	Synaptics Inc(a)	1,749,094
50,005	Teradata Corp(a)	1,728,173
63,470	Wolfspeed Inc(a)	1,444,577
151,097	ZoomInfo Technologies Inc(a)	1,929,509
		117,006,456
Utilities — 2.54%
29,730	ALLETE Inc	1,853,666
34,681	Black Hills Corp	1,885,953
131,777	Essential Utilities Inc	4,919,235
25,746	IDACORP Inc	2,398,240
46,954	National Fuel Gas Co	2,544,437
50,140	New Jersey Resources Corp	2,142,984
31,459	Northwestern Energy Group Inc	1,575,467
102,086	OGE Energy Corp	3,644,470
28,581	ONE Gas Inc	1,824,897
27,739	Ormat Technologies Inc	1,988,886
46,939	PNM Resources Inc	1,734,865
54,796	Portland General Electric Co	2,369,379
30,643	Southwest Gas Holdings Inc	2,156,654
30,379	Spire Inc	1,844,917
106,883	UGI Corp	2,447,621
		35,331,671
TOTAL COMMON STOCK — 98.64% (Cost $1,219,965,674)		$1,372,465,017
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,107,336	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	$ 7,107,336
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.51% (Cost $7,107,336)		$7,107,336
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.14%
$15,951,900	U.S. Treasury Bills(e) 5.29%, 08/20/2024	15,830,882
TOTAL SHORT TERM INVESTMENTS — 1.14% (Cost $15,830,882)		$15,830,882
TOTAL INVESTMENTS — 100.29% (Cost $1,242,903,892)		$1,395,403,235
OTHER ASSETS & LIABILITIES, NET — (0.29)%		$(4,069,089)
TOTAL NET ASSETS — 100.00%		$1,391,334,146

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	74	USD	21,890	Sep 2024	$(17,785)
				Net Depreciation	$(17,785)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.44%
76,000	RPM International Inc	$ 8,183,680
Communications — 5.58%
252,550	Liberty Media Corp-Liberty Formula One Class C(a)	18,143,192
313,998	Match Group Inc(a)	9,539,259
207,100	New York Times Co Class A	10,605,591
35,486	Reddit Inc Class A(a)(b)	2,267,200
62,900	Spotify Technology SA(a)	19,737,391
454,700	Trade Desk Inc Class A(a)	44,410,549
		104,703,182
Consumer, Cyclical — 15.11%
298,884	Bath & Body Works Inc	11,671,420
106,876	Birkenstock Holding PLC(a)(b)	5,815,123
70,370	Burlington Stores Inc(a)	16,888,800
246,773	Caesars Entertainment Inc(a)	9,806,759
53,100	Casey's General Stores Inc	20,260,836
35,281	Dollar General Corp	4,665,207
220,270	Dollar Tree Inc(a)	23,518,228
72,404	Domino's Pizza Inc	37,384,357
299,000	DraftKings Inc Class A(a)	11,412,830
45,600	Ferguson PLC	8,830,440
87,700	Five Below Inc(a)	9,556,669
125,800	Hilton Worldwide Holdings Inc	27,449,560
31,400	Lululemon Athletica Inc(a)	9,379,180
47,200	On Holding AG Class A(a)	1,831,360
178,000	Ross Stores Inc	25,866,960
251,300	Southwest Airlines Co	7,189,693
20,118	Tractor Supply Co	5,431,860
41,213	Ulta Beauty Inc(a)	15,902,860
181,987	Viking Holdings Ltd(a)(b)	6,176,639
186,370	Yum! Brands Inc	24,686,570
		283,725,351
Consumer, Non-Cyclical — 29.62%
245,400	Acadia Healthcare Co Inc(a)	16,574,316
281,900	Agilent Technologies Inc	36,542,697
196,300	Alcon Inc(b)	17,486,404
34,600	Align Technology Inc(a)	8,353,478
95,955	Alnylam Pharmaceuticals Inc(a)	23,317,065
79,275	Apellis Pharmaceuticals Inc(a)	3,040,989
28,328	Argenx SE ADR(a)	12,182,173
1,260,700	Avantor Inc(a)	26,726,840
125,400	Avery Dennison Corp	27,418,710
81,800	Biogen Inc(a)	18,962,876
15,159	Boston Beer Co Inc Class A(a)	4,624,253
72,300	Bright Horizons Family Solutions Inc(a)	7,958,784
341,074	Bruker Corp	21,763,932
210,800	Cooper Cos Inc	18,402,840
50,800	Corpay Inc(a)	13,533,628
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,638	CRISPR Therapeutics AG(a)(b)	$ 3,221,048
113,676	Cytokinetics Inc(a)	6,158,966
268,700	DENTSPLY SIRONA Inc	6,693,317
199,484	Enovis Corp(a)	9,016,677
120,500	Equifax Inc	29,216,430
87,300	Exact Sciences Corp(a)	3,688,425
672,600	Hologic Inc(a)	49,940,550
16,107	Insmed Inc(a)	1,079,169
293,500	Ionis Pharmaceuticals Inc(a)	13,988,210
64,300	MarketAxess Holdings Inc	12,894,079
88,100	McCormick & Co Inc	6,249,814
48,800	Molina Healthcare Inc(a)	14,508,240
111,606	Paylocity Holding Corp(a)	14,715,251
25,200	Quanta Services Inc	6,403,068
203,583	QuidelOrtho Corp(a)	6,763,027
242,400	Reynolds Consumer Products Inc	6,782,352
55,368	Sarepta Therapeutics Inc(a)	8,748,144
180,953	Teleflex Inc	38,059,845
154,100	Toast Inc Class A(a)	3,971,157
112,869	TransUnion	8,370,365
185,113	TreeHouse Foods Inc(a)	6,782,540
51,592	UL Solutions Inc Class A	2,176,667
22,200	United Rentals Inc	14,357,406
47,663	Vaxcyte Inc(a)	3,599,033
43,100	Verisk Analytics Inc	11,617,605
30,798	West Pharmaceutical Services Inc	10,144,553
		556,034,923
Energy — 5.14%
147,600	Cheniere Energy Inc	25,804,908
106,100	Chesapeake Energy Corp(b)	8,720,359
353,400	Coterra Energy Inc	9,425,178
443,100	EQT Corp	16,385,838
218,900	Range Resources Corp	7,339,717
150,600	Shoals Technologies Group Inc Class A(a)	939,744
738,163	TechnipFMC PLC	19,302,963
70,900	Weatherford International PLC(a)	8,681,705
		96,600,412
Financial — 5.95%
124,700	Assurant Inc	20,731,375
96,400	Axis Capital Holdings Ltd	6,810,660
75,200	Cboe Global Markets Inc	12,788,512
109,858	CoStar Group Inc(a)	8,144,872
166,400	Intercontinental Exchange Inc	22,778,496
87,900	KKR & Co Inc	9,250,596
4,700	Markel Group Inc(a)	7,405,602
117,450	Raymond James Financial Inc	14,517,995
87,500	Tradeweb Markets Inc Class A	9,275,000
		111,703,108

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — 15.73%
213,000	Amphenol Corp Class A	$ 14,349,810
537,107	Ball Corp	32,237,162
108,800	BWX Technologies Inc	10,336,000
164,100	Cognex Corp	7,673,316
193,355	Esab Corp	18,258,512
279,900	Fortive Corp	20,740,590
35,400	Howmet Aerospace Inc	2,748,102
51,200	IDEX Corp	10,301,440
314,200	Ingersoll Rand Inc	28,541,928
162,000	JB Hunt Transport Services Inc	25,920,000
125,800	Keysight Technologies Inc(a)	17,203,150
12,700	Littelfuse Inc	3,245,993
50,068	Martin Marietta Materials Inc	27,126,842
8,200	Mettler-Toledo International Inc(a)	11,460,238
304,700	Sealed Air Corp	10,600,513
408,446	Textron Inc	35,069,174
123,100	Veralto Corp	11,752,357
44,200	Waste Connections Inc	7,750,912
		295,316,039
Technology — 18.39%
59,700	Atlassian Corp Class A(a)	10,559,736
81,800	Broadridge Financial Solutions Inc	16,114,600
1,369,674	CCC Intelligent Solutions Holdings Inc(a)	15,217,078
36,151	Crowdstrike Holdings Inc Class A(a)	13,852,702
18,300	Fair Isaac Corp(a)	27,242,477
206,100	Fortinet Inc(a)	12,421,647
343,000	Lattice Semiconductor Corp(a)	19,890,570
766,313	Marvell Technology Inc	53,565,280
563,000	Microchip Technology Inc	51,514,500
14,700	MongoDB Inc(a)	3,674,412
41,500	NXP Semiconductors NV	11,167,235
170,464	PTC Inc(a)	30,968,195
144,700	Pure Storage Inc Class A(a)	9,291,187
15,400	Roper Technologies Inc	8,680,364
46,500	Tyler Technologies Inc(a)	23,379,270
152,656	Veeva Systems Inc Class A(a)	27,937,575
Shares		Fair Value
Technology — (continued)
164,800	Zoom Video Communications Inc Class A(a)	$ 9,754,512
		345,231,340
TOTAL COMMON STOCK — 95.96% (Cost $1,505,593,659)		$1,801,498,035
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	932,482
Technology — 0.02%
5,763	Databricks Inc Series G 0.00%(c)(d)	423,580
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $2,308,941)		$1,356,062
GOVERNMENT MONEY MARKET MUTUAL FUNDS
23,578,105	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 5.26%(f)	23,578,105
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.25% (Cost $23,578,105)		$23,578,105
TOTAL INVESTMENTS — 97.28% (Cost $1,531,480,705)		$1,826,432,202
OTHER ASSETS & LIABILITIES, NET — 2.72%		$50,990,978
TOTAL NET ASSETS — 100.00%		$1,877,423,180

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$423,580	0.02%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	932,482	0.05
		$2,308,941	$1,356,062	0.07%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$111,948,292	$615,373,853	$1,395,403,235
Cash	2,847,600	9,564,782	591,066
Cash pledged on futures contracts	-	416,952	1,824,894
Dividends receivable	85,856	963,537	1,310,437
Subscriptions receivable	55,150	91,595	1,104,087
Receivable for investments sold	-	57,868,124	-
Variation margin on futures contracts	-	41,626	25,160
Total Assets	114,936,898	684,320,469	1,400,258,879
LIABILITIES:
Payable for director fees	20,942	20,942	20,942
Payable for distribution fees	-	-	8,665
Payable for investments purchased	-	61,952,837	-
Payable for other accrued fees	70,375	103,869	173,883
Payable for shareholder services fees	19,827	9,913	235,273
Payable to investment adviser	48,226	362,464	180,332
Payable upon return of securities loaned	4,450,739	-	7,107,336
Redemptions payable	56,410	201,727	1,198,302
Total Liabilities	4,666,519	62,651,752	8,924,733
NET ASSETS	$110,270,379	$621,668,717	$1,391,334,146
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,218,201	$6,940,943	$10,771,668
Paid-in capital in excess of par	117,205,096	525,623,538	1,168,245,977
Undistributed/accumulated earnings (deficit)	(8,152,918)	89,104,236	212,316,501
NET ASSETS	$110,270,379	$621,668,717	$1,391,334,146
NET ASSETS BY CLASS
Investor Class	$72,745,391	$36,557,022	$832,409,126
Class L	N/A	N/A	$46,503,380
Institutional Class	$37,524,988	$585,111,695	$512,421,640
CAPITAL STOCK:
Authorized
Investor Class	400,000,000	120,000,000	250,000,000
Class L	N/A	N/A	60,000,000
Institutional Class	30,000,000	350,000,000	300,000,000
Issued and Outstanding
Investor Class	8,461,358	2,658,620	41,160,557
Class L	N/A	N/A	5,100,708
Institutional Class	3,720,647	66,750,813	61,455,416
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.60	$13.75	$20.22
Class L	N/A	N/A	$9.12
Institutional Class	$10.09	$8.77	$8.34
(a) Cost of investments	$119,081,953	$578,701,112	$1,242,903,892
(b) Including fair value of securities on loan	$4,426,291	$-	$6,883,193
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,826,432,202
Cash	77,728,322
Dividends receivable	321,281
Subscriptions receivable	1,561,239
Receivable for investments sold	3,345,662
Total Assets	1,909,388,706
LIABILITIES:
Payable for director fees	20,942
Payable for investments purchased	5,701,567
Payable for other accrued fees	186,167
Payable for shareholder services fees	268,655
Payable to investment adviser	931,913
Payable upon return of securities loaned	23,578,105
Redemptions payable	1,278,177
Total Liabilities	31,965,526
NET ASSETS	$1,877,423,180
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,552,507
Paid-in capital in excess of par	1,443,505,709
Undistributed/accumulated earnings	417,364,964
NET ASSETS	$1,877,423,180
NET ASSETS BY CLASS
Investor Class	$1,004,518,797
Institutional Class	$872,904,383
CAPITAL STOCK:
Authorized
Investor Class	125,000,000
Institutional Class	690,000,000
Issued and Outstanding
Investor Class	27,171,985
Institutional Class	138,353,080
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$36.97
Institutional Class	$6.31
(a) Cost of investments	$1,531,480,705
(b) Including fair value of securities on loan	$23,161,879
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Income from securities lending	$39,651	$11,194	$29,826
Dividends	923,609	6,379,192	10,411,719
Total Income	963,260	6,390,386	10,441,545
EXPENSES:
Management fees	375,844	2,389,905	1,049,215
Shareholder services fees – Investor Class	134,777	64,511	1,227,602
Shareholder services fees – Class L	-	-	80,791
Audit and tax fees	16,039	16,299	16,444
Custodian fees	1,717	17,152	16,709
Directors fees	18,522	18,522	18,522
Distribution fees – Class L	-	-	57,403
Legal fees	5,224	5,224	5,224
Pricing fees	56	281	824
Registration fees	24,613	39,359	66,462
Shareholder report fees	2,178	521	40,211
Transfer agent fees	4,801	5,731	9,515
Other fees	15,611	16,074	16,613
Total Expenses	599,382	2,573,579	2,605,535
Less amount waived by investment adviser	71,787	55,635	41,248
Net Expenses	527,595	2,517,944	2,564,287
NET INVESTMENT INCOME	435,665	3,872,442	7,877,258
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,211,065	52,517,512	39,741,382
Net realized gain (loss) on futures contracts	-	(374,657)	1,073,566
Net Realized Gain	1,211,065	52,142,855	40,814,948
Net change in unrealized appreciation (depreciation) on investments	(4,449,589)	(18,140,522)	20,799,695
Net change in unrealized appreciation (depreciation) on futures contracts	-	108,188	(38,747)
Net Change in Unrealized Appreciation (Depreciation)	(4,449,589)	(18,032,334)	20,760,948
Net Realized and Unrealized Gain (Loss)	(3,238,524)	34,110,521	61,575,896
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,802,859)	$37,982,963	$69,453,154
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$100,382
Dividends	5,926,133
Foreign withholding tax	(34,043)
Total Income	5,992,472
EXPENSES:
Management fees	5,921,682
Shareholder services fees – Investor Class	1,640,448
Audit and tax fees	16,589
Custodian fees	22,341
Directors fees	18,522
Legal fees	5,224
Pricing fees	101
Registration fees	52,992
Shareholder report fees	44,700
Transfer agent fees	9,175
Other fees	17,100
Total Expenses	7,748,874
Less amount waived by investment adviser	27,640
Net Expenses	7,721,234
NET INVESTMENT LOSS	(1,728,762)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	117,803,581
Net Realized Gain	117,803,581
Net change in unrealized depreciation on investments	(54,438,009)
Net Change in Unrealized Depreciation	(54,438,009)
Net Realized and Unrealized Gain	63,365,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,636,810
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Ariel Mid Cap Value Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$435,665	$820,085
Net realized gain (loss)	1,211,065	(195,770)
Net change in unrealized appreciation (depreciation)	(4,449,589)	11,432,710
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,802,859)	12,057,025
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(12,180,257)
Institutional Class	-	(4,352,619)
From Net Investment Income and Net Realized Gains	0	(16,532,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,825,460	12,248,623
Institutional Class	6,062,731	9,187,327
Shares issued in reinvestment of distributions
Investor Class	-	12,180,257
Institutional Class	-	4,352,619
Shares redeemed
Investor Class	(12,105,339)	(22,617,288)
Institutional Class	(2,116,041)	(10,790,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,333,189)	4,561,442
Total Increase (Decrease) in Net Assets	(8,136,048)	85,591
NET ASSETS:
Beginning of Period	118,406,427	118,320,836
End of Period	$110,270,379	$118,406,427
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	324,579	1,314,537
Institutional Class	595,942	883,882
Shares issued in reinvestment of distributions
Investor Class	-	1,429,531
Institutional Class	-	436,067
Shares redeemed
Investor Class	(1,388,051)	(2,467,146)
Institutional Class	(203,707)	(1,010,854)
Net Increase (Decrease)	(671,237)	586,017
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Mid Cap Value Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$3,872,442	$7,875,695
Net realized gain	52,142,855	13,136,731
Net change in unrealized appreciation (depreciation)	(18,032,334)	67,343,624
Net Increase in Net Assets Resulting from Operations	37,982,963	88,356,050
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(189,786)
Institutional Class	-	(14,422,383)
From Net Investment Income and Net Realized Gains	0	(14,612,169)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,185,637	16,088,034
Institutional Class	60,180,977	133,701,665
Shares issued in reinvestment of distributions
Investor Class	-	189,786
Institutional Class	-	14,422,383
Shares redeemed
Investor Class	(9,174,329)	(66,523,578)
Institutional Class	(87,591,846)	(119,100,428)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,399,561)	(21,222,138)
Total Increase in Net Assets	7,583,402	52,521,743
NET ASSETS:
Beginning of Period	614,085,315	561,563,572
End of Period	$621,668,717	$614,085,315
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	457,885	1,351,993
Institutional Class	7,037,833	17,858,526
Shares issued in reinvestment of distributions
Investor Class	-	14,949
Institutional Class	-	1,779,997
Shares redeemed
Investor Class	(676,661)	(5,669,888)
Institutional Class	(10,138,434)	(15,236,513)
Net Increase (Decrease)	(3,319,377)	99,064
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower S&P Mid Cap 400® Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$7,877,258	$16,913,362
Net realized gain	40,814,948	84,078,447
Net change in unrealized appreciation	20,760,948	77,673,373
Net Increase in Net Assets Resulting from Operations	69,453,154	178,665,182
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(29,833,250)
Class L	-	(4,766,175)
Institutional Class	-	(59,432,803)
From Net Investment Income and Net Realized Gains	0	(94,032,228)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	262,238,471	273,866,407
Class L	4,836,503	9,243,699
Institutional Class	50,241,176	91,814,644
Shares issued in reinvestment of distributions
Investor Class	-	29,833,250
Class L	-	4,766,175
Institutional Class	-	59,432,803
Shares redeemed
Investor Class	(104,588,127)	(515,643,686)
Class L	(6,504,144)	(14,386,927)
Institutional Class	(51,514,198)	(132,168,616)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	154,709,681	(193,242,251)
Total Increase (Decrease) in Net Assets	224,162,835	(108,609,297)
NET ASSETS:
Beginning of Period	1,167,171,311	1,275,780,608
End of Period	$1,391,334,146	$1,167,171,311
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,096,884	15,111,002
Class L	540,911	1,063,576
Institutional Class	6,132,938	11,616,342
Shares issued in reinvestment of distributions
Investor Class	-	1,562,524
Class L	-	547,478
Institutional Class	-	7,473,371
Shares redeemed
Investor Class	(5,275,781)	(28,399,092)
Class L	(722,561)	(1,656,212)
Institutional Class	(6,254,543)	(16,182,231)
Net Increase (Decrease)	7,517,848	(8,863,242)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment loss	$(1,728,762)	$(1,791,359)
Net realized gain	117,803,581	147,017,400
Net change in unrealized appreciation (depreciation)	(54,438,009)	160,050,911
Net Increase in Net Assets Resulting from Operations	61,636,810	305,276,952
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(24,168,862)
Institutional Class	-	(124,557,649)
From Net Investment Income and Net Realized Gains	0	(148,726,511)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	194,285,761	393,846,182
Institutional Class	86,334,786	207,544,832
Shares issued in reinvestment of distributions
Investor Class	-	24,168,862
Institutional Class	-	124,557,649
Shares redeemed
Investor Class	(128,529,206)	(402,788,634)
Institutional Class	(145,039,513)	(249,296,787)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,051,828	98,032,104
Total Increase in Net Assets	68,688,638	254,582,545
NET ASSETS:
Beginning of Period	1,808,734,542	1,554,151,997
End of Period	$1,877,423,180	$1,808,734,542
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,257,671	11,828,414
Institutional Class	13,649,845	33,045,119
Shares issued in reinvestment of distributions
Investor Class	-	676,536
Institutional Class	-	20,188,300
Shares redeemed
Investor Class	(3,470,388)	(12,228,685)
Institutional Class	(22,984,596)	(39,122,378)
Net Increase (Decrease)	(7,547,468)	14,387,306
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$8.82	0.03	(0.25)	(0.22)	—	—	—	$8.60	(2.49%) (d)
12/31/2023	$9.31	0.06	0.84	0.90	(0.23)	(1.16)	(1.39)	$8.82	10.45%
12/31/2022	$14.70	0.08	(2.11)	(2.03)	(0.66)	(2.70)	(3.36)	$9.31	(12.94%)
12/31/2021	$11.99	0.09	3.02	3.11	(0.29)	(0.11)	(0.40)	$14.70	26.13%
12/31/2020 (e)	$11.55	0.23	0.72	0.95	(0.26)	(0.25)	(0.51)	$11.99	9.08%
12/31/2019	$10.29	0.14	2.24	2.38	(0.14)	(0.98)	(1.12)	$11.55	24.32%
Institutional Class
06/28/2024 (Unaudited)	$10.33	0.05	(0.29)	(0.24)	—	—	—	$10.09	(2.32%) (d)
12/31/2023	$10.68	0.10	0.99	1.09	(0.28)	(1.16)	(1.44)	$10.33	10.92%
12/31/2022	$15.92	0.14	(2.28)	(2.14)	(0.40)	(2.70)	(3.10)	$10.68	(12.69%)
12/31/2021	$12.97	0.15	3.26	3.41	(0.35)	(0.11)	(0.46)	$15.92	26.53%
12/31/2020	$12.29	0.23	0.85	1.08	(0.15)	(0.25)	(0.40)	$12.97	9.18%
12/31/2019	$10.01	0.16	2.31	2.47	(0.05)	(0.14)	(0.19)	$12.29	24.82%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$72,745	1.19% (g)	1.05% (g)	0.66% (g)	17% (d)
12/31/2023	$84,023	1.14%	1.05%	0.61%	20%
12/31/2022	$86,066	1.14%	1.05%	0.62%	31%
12/31/2021	$225,274	1.08%	1.05%	0.61%	42%
12/31/2020 (e)	$102,080	1.12%	1.05%	2.20%	65%
12/31/2019	$95,546	1.11%	1.05%	1.02%	33%
Institutional Class
06/28/2024 (Unaudited)	$37,525	0.80% (g)	0.70% (g)	1.03% (g)	17% (d)
12/31/2023	$34,384	0.78%	0.70%	0.97%	20%
12/31/2022	$32,255	0.76%	0.70%	1.05%	31%
12/31/2021	$40,197	0.72%	0.70%	0.96%	42%
12/31/2020	$37,478	0.72%	0.70%	2.16%	65%
12/31/2019	$37,963	0.73%	0.70%	1.36%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	On July 17, 2020, the Investor Class underwent a one for seven reverse stock split. The capital activity presented here has been retroactively adjusted to reflect this reverse split. See Note 1.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.97	0.06	0.72	0.78	—	—	—	—	$13.75	6.01% (d)
12/31/2023	$11.31	0.13	1.60	1.73	—	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (e)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00)(e)	(0.02)	$12.58	20.49%
Institutional Class
06/28/2024 (Unaudited)	$8.26	0.05	0.46	0.51	—	—	—	—	$8.77	6.17% (d)
12/31/2023	$7.34	0.11	1.03	1.14	—	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$8.71	30.73%
12/31/2020	$9.27	0.12	(0.13)	(0.01)	(0.00) (e)	(0.10)	(0.01)	(0.11)	$9.15	0.02%
12/31/2019	$7.78	0.13	1.48	1.61	—	(0.12)	(0.00)(e)	(0.12)	$9.27	20.80%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$36,557	1.32% (g)	1.15% (g)	0.93% (g)	115% (d)
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$50,712	1.21%	1.15%	1.06%	204%
Institutional Class
06/28/2024 (Unaudited)	$585,112	0.81% (g)	0.80% (g)	1.28% (g)	115% (d)
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$19.11	0.11	1.00	1.11	-	-	-	$20.22	5.81% (d)
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
Class L
06/28/2024 (Unaudited)	$8.63	0.04	0.45	0.49	-	-	-	$9.12	5.68% (d)
12/31/2023	$8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$8.33	(13.74%)
12/31/2021	$9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$9.48	13.12%
12/31/2019	$7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$9.27	25.14%
Institutional Class
06/28/2024 (Unaudited)	$7.87	0.06	0.41	0.47	-	-	-	$8.34	5.97% (d)
12/31/2023	$7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$7.87	16.18%
12/31/2022	$9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$7.70	(13.18%)
12/31/2021	$8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$9.89	24.45%
12/31/2020	$8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$8.92	13.49%
12/31/2019	$7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$8.92	25.96%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$832,409	0.56%(f)	0.55%(f)	1.15%(f)	11%(d)
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
Class L
06/28/2024 (Unaudited)	$46,503	0.85%(f)	0.80%(f)	0.87%(f)	11%(d)
12/31/2023	$45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$630	1.54%	0.80%	0.60%	25%
12/31/2020	$542	0.96%	0.80%	0.87%	27%
12/31/2019	$13,067	1.08%	0.80%	1.00%	16%
Institutional Class
06/28/2024 (Unaudited)	$512,422	0.18%(f)	0.18%(f)	1.49%(f)	11%(d)
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$35.78	(0.07)	1.26	1.19	—	—	—	$36.97	3.33% (d)
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	—	(1.02)	(1.02)	$37.22	24.11%
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (e)	(0.67)	(0.67)	$30.83	31.28%
Institutional Class
06/28/2024 (Unaudited)	$6.10	(0.00) (e)	0.21	0.21	—	—	—	$6.31	3.44% (d)
12/31/2023	$5.88	0.01 (f)	1.18	1.19	(0.02)	(0.95)	(0.97)	$6.10	20.35%
12/31/2022	$8.64	(0.00) (e)	(1.95)	(1.95)	(0.00) (e)	(0.81)	(0.81)	$5.88	(22.46%)
12/31/2021	$9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$8.64	15.26%
12/31/2020	$8.28	(0.00) (e)	2.01	2.01	(0.02)	(1.02)	(1.04)	$9.25	24.52%
12/31/2019	$6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$8.28	31.73%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$1,004,519	1.03% (h)	1.02% (h)	(0.36%) (h)	19% (d)
12/31/2023	$908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$742,366	1.02%	1.02%	(0.36%)	28%
12/31/2019	$787,200	1.02%	1.02%	(0.07%)	30%
Institutional Class
06/28/2024 (Unaudited)	$872,904	0.66% (h)	0.66% (h)	(0.01%) (h)	19% (d)
12/31/2023	$900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds.
Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Ariel Mid Cap Value Fund - seeks current long-term capital appreciation
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 28, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 28, 2024

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, the inputs used to value the investments of the Empower T. Rowe Price Mid Cap Growth Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,801,498,035	$—	$—	$1,801,498,035
Convertible Preferred Stock	—	—	1,356,062	1,356,062
Government Money Market Mutual Funds	23,578,105	—	—	23,578,105
Total Assets	$1,825,076,140	$0	$1,356,062	$1,826,432,202
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of June 28, 2024, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.

Semi-Annual Report - June 28, 2024

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Ariel Mid Cap Value Fund	$120,988,192	$9,490,270	$(18,530,170)	$(9,039,900)
Empower Mid Cap Value Fund	579,624,902	51,876,992	(16,129,125)	35,747,867
Empower S&P Mid Cap 400® Index Fund	1,249,515,355	256,006,997	(110,136,902)	145,870,095
Empower T. Rowe Price Mid Cap Growth Fund	1,542,201,503	402,102,647	(117,871,948)	284,230,699
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	7
Average notional long	$2,010,116

Semi-Annual Report - June 28, 2024

Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	75
Average notional long	$21,908,459
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:
Empower Mid Cap Value Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(1,084)(a)
(a)
Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(17,785)(a)
(a)
Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
Empower Mid Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(374,657)	Net change in unrealized appreciation on futures contracts	$108,188
Empower S&P Mid Cap 400® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,073,566	Net change in unrealized depreciation on futures contracts	$(38,747)

Semi-Annual Report - June 28, 2024

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Ariel Mid Cap Value Fund	0.67%
Empower Mid Cap Value Fund	0.78% up to $1 billion dollars
0.73% over $1 billion dollars
0.68% over $2 billion dollars
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Ariel Mid Cap Value Fund	0.70%
Empower Mid Cap Value Fund	0.80%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower Ariel Mid Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$52,011	$122,678	$97,890	$71,787	$0
Empower Mid Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$80,764	$83,564	$83,119	$55,635	$0

Semi-Annual Report - June 28, 2024

Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$33,593	$49,011	$15,559	$41,248	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$24,073	$68,704	$1,157	$27,640	$0
ECM and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the sub-advisers below for their services:
Empower Ariel Mid Cap Value Fund - Ariel Investments, LLC
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America receives a monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
4.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Ariel Mid Cap Value Fund	$18,886,030	$23,077,983
Empower Mid Cap Value Fund	708,148,289	726,299,286
Empower S&P Mid Cap 400® Index Fund	284,456,733	131,596,840
Empower T. Rowe Price Mid Cap Growth Fund	333,463,314	342,436,831

Semi-Annual Report - June 28, 2024

5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Ariel Mid Cap Value Fund	$4,426,291	$4,450,739
Empower S&P Mid Cap 400® Index Fund	6,883,193	7,107,336
Empower T. Rowe Price Mid Cap Growth Fund	23,161,879	23,578,105

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. As of June 28, 2024 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
At a meeting held on June 12-13, 2024, the Board, including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization that provides for the merger of the Empower Ariel Mid Cap Value Fund, a series of Empower Funds (the “Target Fund”), with and into the Empower Mid Cap Value Fund, another series of Empower Funds (the “Acquiring Fund”) (the “Merger”). The Merger does not require shareholder approval and is anticipated to be a tax-free reorganization for U.S. federal income tax purposes.
It is anticipated the Merger will be consummated on or about October 25, 2024, or on such other date as the officers of Empower Funds determine (the “Closing Date”). As of the close of business on the Closing Date, shareholders of Institutional Class and Investor Class shares of the Target Fund will automatically receive a proportionate number of Institutional Class and Investor Class shares, respectively, of the Acquiring Fund. Shares of the Acquiring Fund received in the Merger will have the same total net asset value as the total net asset value of the Target Fund shares surrendered by such shareholders. Accordingly, when acquiring shares of the Target Fund prior to the Closing Date, you should also consider the strategies and risks of the Acquiring Fund. Please see the Prospectus or Summary Prospectus for the Acquiring Fund for further information on its strategies and risks.

Semi-Annual Report - June 28, 2024

At the time of the Merger, the Acquiring Fund will make the following fee changes. The annual advisory rate will be 0.67% of the Fund's average daily net assets. The expense limit annual rate will be 0.70% of the Fund’s average daily net assets attributable to each Class.
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Ariel Mid Cap Value Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Ariel Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Ariel Investments, LLC (“Ariel” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Ariel.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in

Semi-Annual Report - June 28, 2024

response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by

Semi-Annual Report - June 28, 2024

Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one- and five-year periods ended December 31, 2023 (the first quintile being the best performers and the fifth quintile being the worst performers) and in the fifth quintile of its performance universe for each of the three- and ten-year periods ended December 31, 2023.  As to the Fund’s Institutional Class, the Board observed that the annualized returns were below the performance universe median for each period reviewed, ranking in the fourth and fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2023, respectively, but in the third quintile of its performance universe for the five-year period ended December 31, 2023.  The Board also observed that the Fund underperformed the Russell Midcap Value Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall market conditions.  The Board also took into account the most recent presentation by representatives of the Sub-Adviser, including the discussion with such representatives of the Sub-Adviser’s investment discipline, decision-making process and philosophy, and the Fund’s portfolio positioning and performance attribution, as well the Sub-Adviser’s performance commentary.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee and its proprietary performance assessment model.  In this connection, the Board noted its discussions with ECM regarding the Sub-Adviser’s performance and potential measures to seek to improve the Fund’s relative performance.

Semi-Annual Report - June 28, 2024

Of particular importance to the Board was ECM’s recommendation that the Sub-Adviser be retained while ECM continues to evaluate remedial measures to seek to improve performance.  In view of the foregoing, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds.  The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than its peer group median, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the fees charged by the Sub-Adviser to other registered investment companies and institutional accounts with similar objectives and policies as the Fund, the Board noted the Sub-Adviser’s statement that the fee charged to ECM for the Fund is less than any fee charged by the Sub-Adviser to its own retail fund complex and less than the average fee charged to institutional accounts.  The Board also recognized that ECM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and the profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund.

Semi-Annual Report - June 28, 2024

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services to the Fund and shareholders.  In its evaluation, the Board noted that the sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  However, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower Mid Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM.    In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Report - June 28, 2024

In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory

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developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of each class of the Fund for the three- and five-year periods ended December 31, 2022 were in the fourth and fifth quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of each class of the Fund were in the third quintile of its respective performance universe for the one-year period ended December 31, 2022, exceeding the performance universe median for the period.  In addition, the annualized returns of the Fund’s Investor Class for the ten-year period ended December 31, 2022, exceeded the performance universe median, ranking in the third quintile.  The Board also noted that each class outperformed its benchmark index for the one-year period ended December 31, 2022, and underperformed its benchmark index for each other period observed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions.  In evaluating the performance data, the Board also took into account the Sub-Adviser’s data-driven security analysis process and portfolio construction methodology, its research capabilities and the organization and experience of its Quantitative Investment Strategies team, in addition to its risk management and oversight controls.  The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector and individual stock exposures on performance over various periods.  In addition, the Board took into account ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the

Semi-Annual Report - June 28, 2024

Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was above its peer group median contractual management fee.  In addition, the Board observed that the total annual operating expense ratio for each class was above the median expense ratio of its respective peer group, ranking in the fifth quintile of its peer group as to the Investor Class and in the third quintile of its peer group for the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In considering the foregoing, the Board noted the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  With respect to GSAM, the Board noted that the Sub-Adviser provided its standard institutional account fee schedule for the mid cap value strategy, as disclosed in the firm’s Form ADV, which was higher than the fee charged to ECM.  The Board also noted the Sub-Adviser’s statement that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines and service level needs.  In addition, the Board considered the Sub-Adviser’s statement that it believes the fees paid by ECM are appropriate based on the foregoing factors and in light of the quality of services provided.  The Board also recognized that ECM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and the profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee.  The Board also reviewed the data provided by the Independent

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Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group.  Important to the Board’s assessment of all of the foregoing was that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.  Also relevant to the Board’s evaluation was the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower S&P Mid Cap 400 Index Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower S&P Mid Cap 400 Index Fund (the “Fund,” and together with the Company’s other series, the “Empower Funds”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Semi-Annual Report - June 28, 2024

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Semi-Annual Report - June 28, 2024

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the third, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

Semi-Annual Report - June 28, 2024

The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee and, as to the Investor Class, was the lowest of its peer group.  The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the second quintile of its peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Semi-Annual Report - June 28, 2024

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower T. Rowe Price Mid Cap Growth Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and T. Rowe Price Investment Management, Inc. (“TRPIM” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, TRPIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Semi-Annual Report - June 28, 2024

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Semi-Annual Report - June 28, 2024

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the third, second, fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the annualized returns for the three- and ten-year periods ended December 31, 2023, exceeded the performance universe median, and for the one- and five-year periods ended December 31, 2023, had specific performance universe rankings in the 60th and 69th percentiles, respectively.  As to the Fund’s Institutional Class, the Board observed that annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the third, second and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the three-year period and specifically ranking in the 52nd and 60th percentiles for the one- and five-year periods, respectively.  The Board also noted that the Fund’s annualized returns exceeded the Russell Midcap Growth Index (the “Midcap Growth Index”) for the three-year period ended December 31, 2023, and underperformed the Midcap Growth Index for each other period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including, among other things, sector allocations and weightings.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

Semi-Annual Report - June 28, 2024

The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee.  The Board also observed that, as to each class of the Fund, the Fund’s total annual operating expense ratio was lower than the peer group median expense ratio, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the fees charged by the Sub-Adviser to other clients with similar objectives and policies as the Fund, the Board received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund.  The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors.  The Board reviewed the foregoing, as well as the Sub-Adviser’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process.  Taking into account the foregoing, the Board noted that the fees charged by the Sub-Adviser for these other accounts and products identified as comparable to the Fund appeared to be competitive to the fees charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements from ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  With respect to the Sub-Adviser, the Board considered the firm’s statement that it would be extremely difficult to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships.  The Board noted that since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business

Semi-Annual Report - June 28, 2024

intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted the sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that ECM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that it is not aware of any indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024